Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Common shares, authorized	unlimited	unlimited
Common shares, issued	36,251,006	36,242,526
Common shares, outstanding	36,251,006	36,242,526